UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Stadium Capital Management, LLC
Address:	19785 Village Office Court, Suite 101
		Bend, OR  97702

Form 13F File Number:	028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Bradley R. Kent
Title:	Managing Director
Phone:	541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent			Bend, OR		August 12, 2005
	[Signature]		[City, State]			[Date]

Report Type (Check only one.):
XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		22

Form 13F Information Table Value Total:		306,496 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER				TITLE OF	   CUSIP		VALUE		SHARES	INV   OTHER	  VOTING AUTH
						CLASS					X1000				DISC  MGR	  SOLE

AMERICAN DENTAL PARTNERS           COMMON      25353103            35,955   1,472,947   SOLE            1,472,947
BRISTOL WEST HOLDINGS INC          COMMON      11037M105           48,158   2,631,600   SOLE            2,631,600
CONCORDE CAREER COLLEGES I         COMMON      20651H201            6,504     476,487   SOLE              476,487
CARMIKE CINEMAS INC                COMMON      143436400           11,460     373,542   SOLE              373,542
COMPASS MINERALS INTL INC          COMMON      20451N101            9,383     401,000   SOLE              401,000
CENTENNIAL CELLULAR CORP           COMMON      15133V208            4,635     333,922   SOLE              333,922
DIGITAL INSIGHT CORP               COMMON      25385P106            3,425     143,200   SOLE              143,200
DATAMIRROR CORP                    COMMON      237926100           12,250   1,370,297   SOLE            1,370,297
ENERSYS COM                        COMMON      29275Y102           22,293   1,635,548   SOLE            1,635,548
HEWITT ASSOCS INC                  COMMON      42822Q100           10,784     406,800   SOLE              406,800
HINES HORTICULTURE INC             COMMON      433245107            2,129     560,290   SOLE              560,290
WORLD FUEL SERVICES CORP           COMMON      981475106            2,264      96,700   SOLE               96,700
INTERSECTIONS INC                  COMMON      460981301           10,517     899,700   SOLE              899,700
INFINITY PPTY & CAS CORP           COMMON      45665Q103            5,002     143,400   SOLE              143,400
LEAR SEATING CORP                  COMMON      521865105            4,296     118,100   SOLE              118,100
NCO GROUP INC                      COMMON      628858102            8,103     374,634   SOLE              374,634
OPNET TECHNOLOGIES INC             COMMON      683757108            1,400     172,900   SOLE              172,900
PROQUEST COMPANY                   COMMON      74346P102           38,709   1,180,510   SOLE            1,180,510
PANTRY INC DEL                     COMMON      698657103           19,897     513,743   SOLE              513,743
REGAL ENTERTAINMENT GROUP          COMMON      758766109           18,225     965,300   SOLE              965,300
REGIS CORPORATION                  COMMON      758932107           17,445     446,400   SOLE              446,400
INTRADO INC                        COMMON      46117A100           13,659     916,129   SOLE              916,129






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